SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 5,461	$ 6,457
Net income (loss)	(54)	264
Add back:
Income tax expense	(23)	90
Interest expense of Industrial Activities, net of interest income and eliminations	59	53
Foreign exchange losses, net	(2)	9
Finance and non-service component of Pension and OPEB costs(2)	(30)	(15)
Adjustments:
Restructuring expenses	5	8
Other discrete items	7
Adjusted EBIT	(38)	409
Depreciation and amortization	155	169
Depreciation of assets on operating lease and assets sold with buy-back commitment	128	144
Adjusted EBITDA	245	722
Benefits modification amortization	$ 30	$ 30
Amortization period of retirement benefits payable	4 years 6 months	4 years 6 months
Reduction of plan liability	$ 527	$ 527
Eliminations
Segment Reporting Information [Line Items]
Revenues	(21)	(23)
Net income (loss)	0	0
Add back:
Income tax expense	0	0
Interest expense of Industrial Activities, net of interest income and eliminations	0	0
Foreign exchange losses, net	0	0
Finance and non-service component of Pension and OPEB costs(2)	0	0
Adjustments:
Restructuring expenses	0	0
Other discrete items	0
Adjusted EBIT	0	0
Depreciation and amortization	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	0	0
Industrial Activities
Segment Reporting Information [Line Items]
Revenues	5,008	6,036
Net income (loss)	(54)	264
Add back:
Income tax expense	(53)	54
Adjustments:
Restructuring expenses	5	8
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Revenues	4,993	6,006
Net income (loss)	(134)	169
Add back:
Income tax expense	(53)	54
Interest expense of Industrial Activities, net of interest income and eliminations	59	53
Foreign exchange losses, net	(2)	9
Finance and non-service component of Pension and OPEB costs(2)	(30)	(15)
Adjustments:
Restructuring expenses	5	8
Other discrete items	7
Adjusted EBIT	(148)	278
Depreciation and amortization	155	168
Depreciation of assets on operating lease and assets sold with buy-back commitment	65	79
Adjusted EBITDA	72	525
Industrial Activities | Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Revenues	(447)	(574)
Adjustments:
Restructuring expenses	0	0
Other discrete items	7
Adjusted EBIT	(64)	(50)
Depreciation and amortization	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	(64)	(50)
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,244	2,490
Adjustments:
Restructuring expenses	2	3
Other discrete items	0
Adjusted EBIT	24	168
Depreciation and amortization	64	75
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	88	243
Construction | Operating segments
Segment Reporting Information [Line Items]
Revenues	422	640
Adjustments:
Restructuring expenses	1	0
Other discrete items	0
Adjusted EBIT	(83)	13
Depreciation and amortization	13	14
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	(70)	27
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,021	2,414
Adjustments:
Restructuring expenses	2	5
Other discrete items	0
Adjusted EBIT	(56)	51
Depreciation and amortization	49	47
Depreciation of assets on operating lease and assets sold with buy-back commitment	65	79
Adjusted EBITDA	58	177
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Revenues	753	1,036
Adjustments:
Restructuring expenses	0	0
Other discrete items	0
Adjusted EBIT	31	96
Depreciation and amortization	29	32
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	60	128
Financial Services
Segment Reporting Information [Line Items]
Revenues	489	474
Net income (loss)	80	95
Add back:
Income tax expense	30	36
Adjustments:
Restructuring expenses	0	0
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Revenues	489	474
Net income (loss)	80	95
Add back:
Income tax expense	30	36
Interest expense of Industrial Activities, net of interest income and eliminations	0	0
Foreign exchange losses, net	0	0
Finance and non-service component of Pension and OPEB costs(2)	0	0
Adjustments:
Restructuring expenses	0	0
Other discrete items	0
Adjusted EBIT	110	131
Depreciation and amortization	0	1
Depreciation of assets on operating lease and assets sold with buy-back commitment	63	65
Adjusted EBITDA	173	197
Financial Services | Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (21)	$ (23)